UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22314

Oppenheimer Corporate Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2012

Item 1. Schedule of Investments.

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities–1.9%
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. E, 6.40%, 4/9/18[1]	$350,000	$380,825
AmeriCredit Automobile Receivables Trust 2011-4, Automobile Receivables-Backed Nts., Series 2011-4, Cl. D, 4.08%, 7/10/17	80,000	83,699
AmeriCredit Automobile Receivables Trust 2012-1, Automobile Receivables-Backed Nts., Series 2012-1, Cl. D, 4.72%, 3/8/18	135,000	144,527
AmeriCredit Automobile Receivables Trust 2012-2, Automobile Receivables-Backed Nts., Series 2012-2, Cl. D, 3.38%, 4/9/18	100,000	102,599
CarMax Auto Owner Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 3.62%, 8/15/17	300,000	310,026
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. C, 2.86%, 6/15/17[1]	175,002	176,625
Santander Drive Auto Receivables Trust 2012-1, Automobile Receivables Nts., Series 2012-1, Cl. C, 3.78%, 11/15/17	355,000	372,387
Santander Drive Auto Receivables Trust 2012-3, Automobile Receivables Nts.:
Series 2012-3, Cl. C, 3.01%, 4/16/18	190,000	196,073
Series 2012-3, Cl. D, 3.64%, 5/15/18	60,000	62,390

Total Asset-Backed Securities (Cost $1,795,009)		1,829,151
Mortgage-Backed Obligations–2.1%
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	120,000	134,855
Banc of America Mortgage 2007-1 Trust, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A24, 6%, 3/1/37	152,363	149,989
CHL Mortgage Pass-Through Trust 2006-17, Mtg. Pass-Through Certificates, Series 2006-17, Cl. A2, 6%, 12/1/36	301,928	275,876
CHL Mortgage Pass-Through Trust 2006-20, Mtg. Pass-Through Certificates, Series 2006-20, Cl. 1A17, 5.75%, 2/1/37	193,889	173,696

1	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1A2, 2.98%, 3/1/36[2]	$109,977	$91,096
Countrywide Alternative Loan Trust 2005-86CB, Mtg. Pass-Through Certificates, Series 2005-86CB, Cl. A8, 5.50%, 2/1/36	55,932	50,223
Countrywide Alternative Loan Trust 2006-24CB, Mtg. Pass-Through Certificates, Series 2006-24CB, Cl. A12, 5.75%, 6/1/36	228,540	179,720
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 2.485%, 10/1/35[2]	59,011	53,980
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.503%, 12/1/35[2]	170,517	156,277
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	228,745	216,254
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.629%, 3/1/36[2]	177,703	171,845
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.726%, 3/25/36[2]	173,599	163,784
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 5.995%, 11/1/37[2]	153,924	137,698

Total Mortgage-Backed Obligations (Cost $1,825,865)		1,955,293
U.S. Government Obligations–0.2%
U.S. Treasury Nts., 1.75%, 5/15/22[3] (Cost $183,451)	182,000	183,635
Corporate Bonds and Notes–89.5%
Consumer Discretionary–12.9%
Auto Components–0.3%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	245,000	260,313
Automobiles–1.9%
Daimler Finance North America LLC, 8.50% Sr. Unsec. Unsub. Nts., 1/18/31	382,000	611,036

2	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Automobiles Continued
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts., 8/2/21	$1,002,000	$1,154,752

		1,765,788
Diversified Consumer Services–0.6%
Service Corp. International, 7.625% Sr. Unsec. Nts., 10/1/18	460,000	546,250
Hotels, Restaurants & Leisure–1.7%
Darden Restaurants, Inc.:
3.35% Sr. Unsec. Unsub. Nts., 11/1/22	357,000	357,798
4.50% Sr. Unsec. Unsub. Nts., 10/15/21	233,000	257,674
Hyatt Hotels Corp.:
3.875% Sr. Unsec. Unsub. Nts., 8/15/16	115,000	121,802
5.75% Sr. Unsec. Unsub. Nts., 8/15/15[1]	728,000	799,144
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	92,000	113,243

		1,649,661
Household Durables–0.5%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	405,000	437,400
Whirlpool Corp., 5.50% Sr. Unsec. Unsub. Nts., 3/1/13	33,000	33,502

		470,902
Media–4.4%
CBS Corp., 4.85% Sr. Unsec. Unsub. Nts., 7/1/42	315,000	342,124
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	400,000	434,148
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18	242,000	281,325
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	332,000	347,647
DISH DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21	245,000	274,094
Lamar Media Corp., 5% Sr. Sub. Nts., 5/1/23[1]	559,000	561,795
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	305,000	395,177
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	201,000	206,775
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	250,000	371,707
Time Warner, Inc., 9.15% Debs., 2/1/23	300,000	429,262
Virgin Media Secured Finance plc: 5.25% Sr. Sec. Nts., 1/15/21	354,000	412,784

3	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Media Continued
6.50% Sr. Sec. Nts., 1/15/18	$100,000	$109,000

		4,165,838
Multiline Retail–0.3%
Dollar General Corp., 4.125% Nts., 7/15/17	317,000	332,850
Specialty Retail–2.1%
Gap, Inc. (The), 5.95% Sr. Unsec. Unsub. Nts., 4/12/21	715,000	813,265
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21	344,000	395,170
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	258,000	280,253
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	478,000	532,373

		2,021,061
Textiles, Apparel & Luxury Goods–1.1%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	450,000	493,313
Phillips-Van Heusen Corp., 7.375% Sr. Unsec. Unsub. Nts., 5/15/20	465,000	523,125

		1,016,438
Consumer Staples–7.2%
Beverages–1.8%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	345,000	580,721
Diageo Investment Corp., 4.25% Sr. Unsec. Unsub. Nts., 5/11/42	310,000	342,422
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	31,000	33,729
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	362,000	402,286
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts., 1/15/42	275,000	329,546

		1,688,704
Food & Staples Retailing–1.6%
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts., 9/15/39	250,000	335,598
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40	103,000	97,147
Safeway, Inc., 3.95% Sr. Unsec. Unsub. Nts., 8/15/20	705,000	704,826
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41	332,000	449,092

		1,586,663
Food Products–2.6%
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds, 3/1/41	447,000	589,421
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	395,000	510,020

4	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Food Products Continued
Kraft Foods Group, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40[1]	$300,000	$420,814
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	451,000	494,973
Tyson Foods, Inc., 4.50% Sr. Unsec. Unsub. Nts., 6/15/22	406,000	432,390

		2,447,618
Tobacco–1.2%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	195,000	342,874
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20	390,000	479,720
Reynolds American, Inc., 4.75% Sr. Unsec. Nts., 11/1/42	327,000	333,486

		1,156,080
Energy–10.6%
Energy Equipment & Services–2.2%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	504,000	580,893
FMC Technologies, Inc., 2% Sr. Unsec. Unsub. Nts., 10/1/17	322,000	326,540
Rowan Cos., Inc., 4.875% Sr. Unsec. Nts., 6/1/22	605,000	669,523
Schlumberger Investment SA, 2.40% Sr. Unsec. Nts., 8/1/22[1]	520,000	519,856

		2,096,812
Oil, Gas & Consumable Fuels–8.4%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	358,000	457,411
BG Energy Capital plc, 4% Sr. Unsec. Nts., 10/15/21[1]	530,000	595,484
Canadian Oil Sands Ltd., 6% Sr. Unsec. Nts., 4/1/42[1]	246,000	299,967
DCP Midstream LLC:
5.35% Sr. Unsec. Nts., 3/18/20[1]	415,000	458,105
9.70% Sr. Unsec. Nts., 12/1/13[1]	170,000	185,230
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	1,078,000	1,324,378
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21	358,000	397,974
5.20% Sr. Unsec. Unsub. Nts., 2/1/22	371,000	426,279
Kinder Morgan Energy Partners LP, 5% Sr. Unsec. Unsub. Nts., 8/15/42	225,000	244,078
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts., 2/1/20	253,000	275,138
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	305,000	391,777

5	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Oil, Gas & Consumable Fuels Continued
Phillips 66, 4.30% Unsec. Nts., 4/1/22[1]	$645,000	$726,036
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	243,000	269,730
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[1]	285,000	283,575
Southwestern Energy Co., 4.10% Sr. Unsec. Nts., 3/15/22[1]	378,000	409,361
TransCanada PipeLines Ltd., 2.50% Sr. Unsec. Nts., 8/1/22	600,000	610,249
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21[1]	556,000	621,383

		7,976,155
Financials–26.8%
Capital Markets–6.5%
Blackstone Holdings Finance Co. LLC:
4.75% Sr. Unsec. Nts., 2/15/23[1]	424,000	455,259
6.625% Sr. Unsec. Nts., 8/15/19[1]	577,000	674,566
Goldman Sachs Group, Inc. (The):
5.75% Sr. Unsec. Nts., 1/24/22	800,000	929,585
6.25% Sr. Nts., 2/1/41	480,000	570,448
Macquarie Bank Ltd.:
5% Sr. Nts., 2/22/17[1]	276,000	299,958
6.625% Unsec. Sub. Nts., 4/7/21[1]	295,000	325,218
Morgan Stanley:
4.875% Sub. Nts., 11/1/22	377,000	381,510
5.625% Sr. Unsec. Nts., 9/23/19	1,480,000	1,644,733
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20	132,000	152,420
Raymond James Financial, Inc., 5.625% Sr. Nts., 4/1/24	269,000	298,981
UBS AG (Stamford CT), 2.25% Sr. Unsec. Nts., 8/12/13	25,000	25,329
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[4]	393,000	396,930

		6,154,937
Commercial Banks–5.8%
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	728,000	732,550
HBOS plc, 6.75% Unsec. Sub. Nts., 5/21/18[1]	290,000	308,850
HSBC Bank USA NA, 4.875% Unsec. Sub. Nts., 8/24/20	650,000	716,458
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	460,000	460,787

6	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Commercial Banks Continued
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]	$466,000	$508,070
RBS Citizens Financial Group, Inc., 4.15% Sub. Nts., 9/28/22[1]	851,000	856,265
Societe Generale SA, 2.75% Sr. Unsec. Nts., 10/12/17	381,000	384,174
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K4	533,000	632,271
Zions Bancorp, 4.50% Sr. Unsec. Unsub. Nts., 3/27/17	873,000	913,991

		5,513,416
Consumer Finance–1.4%
Discover Bank, 8.70% Unsec. Sub. Nts., 11/18/19	699,000	914,616
SLM Corp., 4.625% Sr. Unsec. Nts., 9/25/17	376,000	386,041

		1,300,657
Diversified Financial Services–5.5%
Bank of America Corp., 5.70% Sr. Unsec. Unsub. Nts., 1/24/22	860,000	1,024,153
Citigroup, Inc.:
4.50% Sr. Unsec. Nts., 1/14/22	770,000	850,880
5.95% Sub. Nts., 12/31/49	510,000	526,256
6.125% Sr. Unsec. Unsub. Nts., 11/21/17	698,000	828,526
ING Bank NV, 2% Nts., 9/25/15[1]	693,000	699,067
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[4]	703,000	812,617
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	351,000	462,934

		5,204,433
Insurance–6.9%
American International Group, Inc., 6.25% Jr. Sub. Bonds, 3/15/37	360,000	373,500
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec. Bonds, 5/1/40	251,000	321,510
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	338,000	398,583
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	490,000	576,898
Hartford Financial Services Group, Inc., 6.625% Sr. Unsec. Unsub. Nts., 4/15/42	140,000	181,735
Hartford Life, Inc., 7.375% Sr. Unsec. Unsub. Nts., 3/1/31	275,000	351,698
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	885,000	889,425
MidAmerican Energy Co., 5.95% Sr. Unsec. Unsub. Nts., 7/15/17	350,000	425,678

7	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Insurance Continued
PacifiCorp, 4.10% Sr. Sec. Bonds, 2/1/42	$170,000	$184,412
Prudential Financial, Inc., 5.875% Sub. Nts., 9/15/42	680,000	718,250
Swiss Re Capital I LP, 6.854% Perpetual Bonds[1,4]	1,250,000	1,304,689
Unum Group, 5.625% Sr. Unsec. Unsub. Nts., 9/15/20	768,000	875,143

		6,601,521
Real Estate Investment Trusts (REITs)–0.7%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	280,000	314,903
7% Sr. Unsec. Nts., 10/15/17	337,000	405,220

		720,123
Health Care–3.9%
Biotechnology–1.3%
Amgen, Inc.:
3.625% Sr. Unsec. Unsub. Nts., 5/15/22	141,000	151,727
5.65% Sr. Unsec. Unsub. Nts., 6/15/42	139,000	170,870
Celgene Corp., 3.25% Sr. Unsec. Nts., 8/15/22	480,000	495,315
Gilead Sciences, Inc., 5.65% Sr. Unsec. Nts., 12/1/41	365,000	472,417

		1,290,329
Health Care Providers & Services–0.9%
Aristotle Holding, Inc., 3.90% Unsec. Nts., 2/15/22[1]	357,000	390,620
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	158,000	215,685
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	181,000	213,848

		820,153
Pharmaceuticals–1.7%
Bristol-Myers Squibb Co., 2% Sr. Unsec. Unsub. Nts., 8/1/22	504,000	494,200
Eli Lilly & Co., 5.95% Sr. Unsec. Unsub. Nts., 11/15/37	320,000	440,284
GlaxosmithKline Capital, Inc., 6.375% Sr. Unsec. Nts., 5/15/38	90,000	129,984
Mylan, Inc., 6% Sr. Nts., 11/15/18[1]	260,000	278,200
Teva Pharmaceutical Finance Co. LLC, 6.15% Sr. Unsec. Nts., 2/1/36	181,000	242,610

		1,585,278
Industrials–5.3%
Aerospace & Defense–0.8%
BE Aerospace, Inc., 5.25% Sr. Unsec. Unsub. Nts., 4/1/22	279,000	291,555

8	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Aerospace & Defense Continued
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	$355,000	$383,400
Lockheed Martin Corp., 5.50% Sr. Unsec. Unsub. Nts., 11/15/39	118,000	143,364

		818,319
Building Products–0.2%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	169,000	170,993
Commercial Services & Supplies–0.5%
Clean Harbors, Inc., 5.25% Sr. Unsec. Nts., 8/1/20[1]	456,000	469,680
Industrial Conglomerates–1.4%
General Electric Capital Corp.:
6.25% Sub. Nts., 12/15/49	300,000	328,428
6.375% Unsec. Sub. Bonds, 11/15/67	537,000	575,933
7.125% Unsec. Sub. Nts., 12/15/49	400,000	459,468

		1,363,829
Machinery–1.7%
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16[1]	252,000	273,420
ITT Corp., 7.375% Unsec. Debs., 11/15/15	694,000	805,101
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts., 10/15/21	453,000	500,931

		1,579,452
Professional Services–0.3%
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20	263,000	281,410
Road & Rail–0.4%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41	286,000	355,263
Information Technology–3.9%
Communications Equipment–0.3%
Cisco Systems, Inc., 5.50% Sr. Unsec. Unsub. Nts., 1/15/40	130,000	169,713
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	112,000	132,285

		301,998
Computers & Peripherals–0.7%
Dell, Inc., 5.40% Sr. Unsec. Unsub. Nts., 9/10/40	250,000	265,826
Hewlett-Packard Co., 4.65% Sr. Unsec. Nts., 12/9/21	377,000	377,733

		643,559
Electronic Equipment, Instruments & Components–1.0%
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	575,000	625,767

9	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Electronic Equipment, Instruments & Components Continued
Corning, Inc., 4.75% Sr. Unsec. Unsub. Nts., 3/15/42	$313,000	$343,166

		968,933
Internet Software & Services–0.6%
eBay, Inc., 4% Sr. Unsec. Unsub. Nts., 7/15/42	525,000	527,073
Semiconductors & Semiconductor Equipment–0.2%
Applied Materials, Inc., 5.85% Sr. Unsec. Unsub. Nts., 6/15/41	152,000	194,217
Software–1.1%
Oracle Corp., 5.375% Sr. Unsec. Unsub. Nts., 7/15/40	320,000	417,211
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	595,000	632,938

		1,050,149
Materials–7.2%
Chemicals–1.7%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	232,000	297,301
CF Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 5/1/20	370,000	469,329
E.I. du Pont de Nemours & Co., 4.90% Sr. Unsec. Unsub. Nts., 1/15/41	100,000	122,758
Eastman Chemical Co., 4.80% Sr. Unsec. Nts., 9/1/42	420,000	456,420
RPM International, Inc., 3.45% Sr. Unsec. Nts., 11/15/22	325,000	323,544

		1,669,352
Containers & Packaging–1.6%
Greif, Inc., 7.75% Sr. Unsec. Nts., 8/1/19	375,000	432,188
Packaging Corp. of America, 3.90% Sr. Unsec. Unsub. Nts., 6/15/22	250,000	258,471
Rock-Tenn Co.:
3.50% Sr. Nts., 3/1/20[1]	440,000	453,977
4.90% Sr. Unsec. Nts., 3/1/22[1]	99,000	107,695
Sealed Air Corp., 8.375% Sr. Unsec. Nts., 9/15/21[1]	235,000	259,675

		1,512,006
Metals & Mining–2.7%
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21	367,000	411,303
Cliffs Natural Resources, Inc., 6.25% Sr. Unsec. Unsub. Nts., 10/1/40	145,000	142,602
Freeport-McMoRan Copper & Gold, Inc., 3.55% Sr. Unsec. Nts., 3/1/22	467,000	475,976

10	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Metals & Mining Continued
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19	$1,091,000	$1,225,516
Xstrata Canada Corp., 6% Sr. Unsec. Unsub. Nts., 10/15/15	197,000	219,972
Xstrata Finance Canada Ltd., 2.45% Sr. Unsec. Nts., 10/25/17[1]	59,000	58,893

		2,534,262
Paper & Forest Products–1.2%
Georgia-Pacific LLC, 5.40% Sr. Unsec. Nts., 11/1/20[1]	345,000	409,817
International Paper Co., 6% Sr. Unsec. Unsub. Nts., 11/15/41	230,000	281,839
Westvaco Corp., 7.95% Sr. Unsec. Unsub. Nts., 2/15/31	351,000	465,597

		1,157,253
Telecommunication Services–5.3%
Diversified Telecommunication Services–4.9%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	763,000	1,022,605
British Telecommunications plc, 9.625% Bonds, 12/15/30	276,000	451,009
CenturyLink, Inc., 7.65% Sr. Unsec. Unsub. Nts., 3/15/42	525,000	537,565
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	405,000	469,800
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	420,000	454,091
Telefonica Emisiones SAU, 5.462% Sr. Unsec. Unsub. Nts., 2/16/21	628,000	639,775
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	390,000	542,106
Windstream Corp., 7.50% Sr. Unsec. Unsub. Nts., 4/1/23	510,000	539,325

		4,656,276
Wireless Telecommunication Services–0.4%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	387,000	404,629
Utilities–6.4%
Electric Utilities–2.9%
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	933,000	1,015,079
Georgia Power Co., 4.30% Sr. Nts., 3/15/42	265,000	290,450
Oncor Electric Delivery Co. LLC, 4.10% Unsub. Nts., 6/1/22	178,000	190,917
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Nts., 12/1/22	425,000	436,877

11	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

	Principal Amount	Value
Electric Utilities Continued
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21[1]	$708,000	$797,948

		2,731,271
Multi-Utilities–3.5%
Boston Gas Co., 4.487% Sr. Unsec. Nts., 2/15/42[1]	165,000	180,985
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Unsub. Nts., 2/1/17	1,000,000	1,168,652
CMS Energy Corp., 5.05% Sr. Unsec. Unsub. Nts., 3/15/22	445,000	498,871
Consumers Energy Co., 2.85% Sec. Nts., 5/15/22	390,000	413,993
Pacific Gas & Electric Co.:
3.75% Sr. Unsec. Unsub. Nts., 8/15/42	300,000	299,079
4.50% Sr. Unsec. Nts., 12/15/41	168,000	188,693
5.625% Sr. Unsec. Unsub. Nts., 11/30/17	460,000	560,856

		3,311,129

Total Corporate Bonds and Notes (Cost $79,993,444)		85,073,033
Short-Term Notes–0.9%
Devon Energy Corp., 0.28%, 11/5/12	445,000	444,986
General Mills, Inc., 0.30%, 11/15/12[5]	445,000	444,948

Total Short-Term Notes (Cost $889,934)		889,934

	Shares
Investment Company–3.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18% [6,7] (Cost $3,549,964)	3,549,964	3,549,964

Total Investments, at Value (Cost $88,237,667)	98.3%	93,481,010
Other Assets Net of Liabilities	1.7	1,620,642

Net Assets	100.0%	$95,101,652

Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,953,338 or 16.78% of the Fund’s net assets as of October 31, 2012.
2.	Represents the current interest rate for a variable or increasing rate security.
3.	All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $183,635. See accompanying Notes.
4.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

5.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $444,948 or 0.47% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
6.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares July 31, 2012	Gross Additions	Gross Reductions	Shares October 31, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	5,015,124	14,282,361	15,747,521	3,549,964

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$3,549,964	$2,363

7.	Rate shown is the 7-day yield as of October 31, 2012.

Futures Contracts as of October 31, 2012 are as follows:

Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Depreciation
U.S. Treasury Long Bonds, 20 yr.	Sell	43	12/19/12	$6,420,438	$52,305
U.S. Treasury Nts., 2 yr.	Buy	101	12/31/12	22,253,141	8,990
U.S. Treasury Nts., 5 yr.	Sell	120	12/31/12	14,910,000	18,592
U.S. Treasury Nts., 10 yr.	Sell	5	12/19/12	665,156	3,428

					$83,315

Notes to Statement of Investments

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

13	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at

14	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value

15	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1–unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2–inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3–significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

16	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The table below categorizes amounts as of October 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$1,829,151	$—	$1,829,151
Mortgage-Backed Obligations	—	1,955,293	—	1,955,293
U.S. Government Obligations	—	183,635	—	183,635
Corporate Bonds and Notes	—	85,073,033	—	85,073,033
Short-Term Notes	—	889,934	—	889,934
Investment Company	3,549,964	—	—	3,549,964

Total Investments, at Value	3,549,964	89,931,046	—	93,481,010
Other Financial Instruments:
Futures margins	1,578	—	—	1,578

Total Assets	$3,551,542	$89,931,046	$—	$93,482,588

Liabilities Table
Other Financial Instruments:
Futures margins	$(41,781)	$—	$—	$(41,781)

Total Liabilities	$(41,781)	$—	$—	$(41,781)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

17	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

18	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

19	Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 31, 2012 (Unaudited)

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended October 31, 2012, the Fund had an ending monthly average market value of $21,463,293 and $20,724,180 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$88,251,802
Federal tax cost of other investments	340,862

Total federal tax cost	$88,592,664

Gross unrealized appreciation	$5,283,955
Gross unrealized depreciation	(138,062)

Net unrealized appreciation	$5,145,893

20	Oppenheimer Corporate Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/11/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/11/2012